Accounts And Other Receivables And Contract Assets	12 Months Ended
Dec. 31, 2024
Accounts And Other Receivables And Contract Assets [Abstract]
Accounts and other receivables and contract assets
21.	Accounts and other receivables and contract assets

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated )	(Restated )
Contract acquisition cost ( c )	6,236,822	2,812,305	1,518,642
Receivables from core retail credit and enablement service	3,736,176	1,564,189	1,354,390
Receivables from external payment services providers (a)	1,826,203	1,059,093	1,861,227
Trust statutory deposits (b)	1,058,355	627,674	445,709
Other deposits	505,764	390,173	296,825
Receivables from guarantee arrangements	430,908	273,838	308,223
Receivables from other technology platform-based service	508,202	181,602	71,005
Receivables from ADS income	95,246	107,079	57,791
Receivables from referral arrangements	586,461	51,724	6,005
Receivables from exercise of share options	197	1,670	3,999
Receivables for shares repurchase program (Note 41(a))	859,772	—	—
Others	617,453	552,352	424,011

Less: Provision for impairment losses ( d )	(639,501)	(274,012)	(131,177)

	15,822,058	7,347,687	6,216,650

(a)
The Group maintains accounts with external online payment service providers to transfer deposits of platform investors, collect principal and interest from borrowers and dispatch loan proceeds to borrowers. The Group recorded the related amounts as receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by the trust regulations.
(c)
As of December 31, 2022, 2023 and 2024, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowance was recorded against contract acquisition cost.

(d)	The following table sets forth the movements in the provision for impairment losses:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
At the beginning of the year	630,848	639,501	274,012
Impairment losses recognized in the consolidated statements of comprehensive income	1,140,937	629,124	189,084
Written off during the year	(1,172,660)	(1,090,364)	(367,190)
Recovery of receivables written off previously	40,376	95,751	35,271

At the end of the year	639,501	274,012	131,177

The loss allowance as of December 31, 2022 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

As of December 31, 2022	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Receivables from core retail credit and enablement service	3,315,385	176,470	244,321	3,736,176
Receivables from other technology platform-based service	508,202	—	—	508,202
Receivables from referral arrangements	586,461	—	—	586,461
Receivables from guarantee arrangements	321,228	52,191	57,489	430,908

Loss allowance	(147,337)	(211,145)	(281,019)	(639,501)

The loss allowance as of December 31, 2023 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

As of December 31, 2023	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Receivables from core retail credit and enablement service	1,363,507	83,450	117,232	1,564,189
Receivables from other technology platform-based service	181,602	—	—	181,602
Receivables from referral arrangements	51,724	—	—	51,724
Receivables from guarantee arrangements	192,888	36,807	44,143	273,838

Loss allowance	(21,505)	(94,142)	(158,365)	(274,012)

The loss allowance as of December 31, 2024 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

As of December 31, 2024	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Receivables from core retail credit and enablement service	1,284,919	29,109	40,362	1,354,390
Receivables from other technology platform-based service	71,005	—	—	71,005
Receivables from referral arrangements	6,005	—	—	6,005
Receivables from guarantee arrangements	269,277	18,862	20,084	308,223

Loss allowance	(30,251)	(41,455)	(59,471)	(131,177)